UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadmark Asset Management, LLC

Address:  650 Fifth Avenue
          3rd Floor
          New York, NY 10019

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Crown
Title:    Chief Financial Officer
Phone:    212-586-6566

Signature, Place and Date of Signing:

/s/ Jerome Crown                   New York, NY              May 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total: $44,581
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE
                                    TITLE                     VALUE    SHARES/ SH/ PUT/   INVSTMT   OTHER   VTNG AUTHTY
NAME OF ISSUER                     OF CLASS       CUSIP     (X$1000)     PRN   PRN CALL   DSCRETN   MGRS       SOLE
--------------                     --------       -----     --------   ------- --- ----   -------   -----   -----------
AAR CORP                             COM        000361105      290      10200  SH           SOLE               10200
ACCESS INTEGRATED TECHNLES           CLA        004329108      136      10600  SH           SOLE               10600
ALLIANCE ONE INT'L INC               COM        018772103      138      28400  SH           SOLE               28400
AMERICAN ITALIAN PASTA CO            CL A       027070101      132      21139  SH           SOLE               21139
AMERICAN RETIREMENT CORP             COM        028913101      228       8894  SH           SOLE               8894
ARGONAUT GROUP INC                   COM        040157109      220       6200  SH           SOLE               6200
ATARI INC                            COM        04651M105      32       50000  SH           SOLE               50000
AVIGEN INC                           COM        053690103      108      20927  SH           SOLE               20927
BALLY TOTAL FITNESS HLDG COR         COM        05873K108      112      12000  SH           SOLE               12000
BOSTON COMMUNICATIONS GROUP          COM        100582105      52       19652  SH           SOLE               19652
CHAPARRAL ST CO DEL                  COM        159423102      247       3814  SH           SOLE               3814
DESIGN WITHIN REACH INC              COM        250557105      85       15000  SH           SOLE               15000
DHB IND INC                          COM        23321E103      53       11000  SH           SOLE               11000
ECC CAPITAL CORP                     COM        26826M108      35       22900  SH           SOLE               22900
EQUITY INNS INC                      COM        294703103      173      10700  SH           SOLE               10700
EXIDE TECHNOLOGIES                 COM NEW      302051206      29       10000  SH           SOLE               10000
EXPRESSJET HOLDINGS INC              CLA        30218U108      86       11500  SH           SOLE               11500
FEDDERS CORP                       COM NEW      313135501      61       40000  SH           SOLE               40000
GREY WOLF INC                        COM        397888108      140      18858  SH           SOLE               18858
HOKU SCIENTIFIC INC                  COM        434712105      70       11000  SH           SOLE               11000
IMERGENT INC                         COM        45247Q100      148      13423  SH           SOLE               13423
INTERNATIONAL DISPLAYWORKS INC       COM        459412102      98       15000  SH           SOLE               15000
ISHARES TR                       RUSSELL 2000   464287655     39884    525000  SH           SOLE              525000
JLG IND INC                          COM        466210101      209       6800  SH           SOLE               6800
KRISPY KREME DONUTS INC              COM        501014104      90       10000  SH           SOLE               10000
LADISH INC                         COM NEW      505754200      269       9300  SH           SOLE               9300
LIFECELL CORP                        COM        531927101      201       8900  SH           SOLE               8900
LML PMT SYS INC                      COM        50208P109      122      14000  SH           SOLE               14000
MOVIE GALLERY INC                    COM        624581104      60       20000  SH           SOLE               20000
QLT INC                              COM        746927102      196      25500  SH           SOLE               25500
SALTON INC                           COM        795757103      124      45000  SH           SOLE               45000
SCHAWK INC                           CL A       806373106      221       8500  SH           SOLE               8500
SONIC INNOVATIONS INC                COM        83545M109      64       12737  SH           SOLE               12737
UNITED RENTALS INC                   COM        911363109      213       6182  SH           SOLE               6182
USEC INC                             COM        90333E108      175      14500  SH           SOLE               14500
VALENCE TECHNOLOGY INC               COM        918914102      25       10067  SH           SOLE               10067
VISTEON CORP                         COM        92839U107      55       11960  SH           SOLE               11960

Total                                                         44581
(in thousands)

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